DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS
DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS
Prepaid Forward Contracts
The Company has entered into various transactions to limit the exposure against equity price risk on its shares of Comcast Corporation ("Comcast") common stock.  The Company has monetized all of its stock holdings in Comcast through the execution of prepaid forward contracts, collateralized by an equivalent amount of the respective underlying stock.  At maturity, the contracts provide for the option to deliver cash or shares of Comcast stock with a value determined by reference to the applicable stock price at maturity.  These contracts, at maturity, are expected to offset declines in the fair value of these securities below the hedge price per share while allowing the Company to retain upside appreciation from the hedge price per share to the relevant cap price.
The Company received cash proceeds upon execution of the prepaid forward contracts discussed above which has been reflected as collateralized indebtedness in the accompanying consolidated balance sheets.  In addition, the Company separately accounts for the equity derivative component of the prepaid forward contracts.  These equity derivatives have not been designated as hedges for accounting purposes.  Therefore, the net fair values of the equity derivatives have been reflected in the accompanying consolidated balance sheets as an asset or liability and the net increases or decreases in the fair value of the equity derivative component of the prepaid forward contracts are included in gain (loss) on derivative contracts in the accompanying consolidated statements of operations.
All of the Company's monetization transactions are obligations of its wholly-owned subsidiaries that are not part of the Restricted Group; however, CSC Holdings has provided guarantees of the subsidiaries' ongoing contract payment expense obligations and potential payments that could be due as a result of an early termination event (as defined in the agreements).  If any one of these contracts were terminated prior to its scheduled maturity date, the Company would be obligated to repay the fair value of the collateralized indebtedness less the sum of the fair values of the underlying stock and equity collar, calculated at the termination date.  As of September 30, 2017, the Company did not have an early termination shortfall relating to any of these contracts.
The Company monitors the financial institutions that are counterparties to its equity derivative contracts.  All of the counterparties to such transactions carry investment grade credit ratings as of September 30, 2017.
Put/Call Options
In the third quarter of 2017, the Company entered into a put-call contract that expires in the third quarter of 2018 whereby the Company sold a put option and purchased a call option with the same strike price. In connection with this transaction, the Company provided cash collateral of approximately $45,000 at September 30, 2017, which reflects the aggregate difference between the strike price and the closing price of the underlying shares and is reflected as restricted cash in our consolidated balance sheet. The fair value of the put-call contract of $48,326 as of September 30, 2017 is reflected in liabilities under derivative contracts on the Company’s balance sheet. For the three months ended September 30, 2017, $72,365 was recorded in the statement of operations as a loss on derivative contracts which reflected a change in the fair value of the put-call contract of $48,326 and a realized loss on the settlement of certain put-call options of $24,039. In October 2017, the Company settled the remaining put-call options and recognized an incremental loss of approximately $25,000.
Interest Rate Swap Contracts
In June 2016, the Company entered into two fixed to floating interest rate swap contracts. One fixed to floating interest rate swap is converting $750,000 from a fixed rate of 1.6655% to six-month LIBO rate and a second tranche of $750,000 from a fixed rate of 1.68% to six-month LIBO rate. The objective of these swaps is to cover the exposure of the 2026 Senior Secured Notes issued by Cequel to changes in the market interest rate. These swap contracts were not designated as hedges for accounting purposes. Accordingly, the changes in the fair value of these interest rate swap contracts are recorded through the statements of operations.
The Company does not hold or issue derivative instruments for trading or speculative purposes.
The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at September 30, 2017	Fair Value at December 31, 2016	Fair Value at September 30, 2017	Fair Value at December 31, 2016

Prepaid forward contracts	Derivative contracts, current	$54,578	$352	$(54,578)	$(13,158)
Prepaid forward contracts	Derivative contracts, long-term	—	10,604	(52,488)	—
Put/Call options	Liabilities under derivative contracts, current	—	—	(48,326)	—
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	—	(69,271)	(78,823)
		$54,578	$10,956	$(224,663)	$(91,981)

Gain (loss) related to the Company's derivative contracts related to the Comcast common stock for the three and nine months ended September 30, 2017 of $55,602 and $(81,905), respectively, are reflected in gain (loss) on derivative contracts, net in the Company's consolidated statement of operations.
For the three and nine months ended September 30, 2017, the Company recorded a gain (loss) on investments of $(18,900) and $169,888, respectively, representing the net increase (decrease) in the fair values of the investment securities pledged as collateral.
For the three and nine months ended September 30, 2017, the Company recorded a gain on interest rate swap contracts of $1,051 and $12,539, respectively.
Settlements of Collateralized Indebtedness
The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts during the nine months ended September 30, 2017:

Number of shares (a)	21,477,618
Collateralized indebtedness settled	$(617,151)
Derivatives contracts settled	(37,838)
(654,989)
Proceeds from new monetization contracts	662,724
Net cash proceeds	$7,735
______________________

(a)	Share amounts are adjusted for the 2 for 1 stock split in February 2017.
The cash to settle the collateralized indebtedness was obtained from the proceeds of new monetization contracts covering an equivalent number of Comcast shares.  The terms of the new contracts allow the Company to retain upside participation in Comcast shares up to each respective contract's upside appreciation limit with downside exposure limited to the respective hedge price.
In April 2017, the Company entered into new monetization contracts related to 32,153,118 shares of Comcast common stock held by Cablevision, which synthetically reversed the existing contracts related to these shares (the "Synthetic Monetization Closeout"). As the existing collateralized debt matures, the Company will settle the contracts with proceeds received from the new monetization contracts. The new monetization contracts mature on April 28, 2021. The new monetization contracts provide the Company with downside protection below the hedge price of $35.47 and upside benefit of stock price appreciation up to $44.72 per share. In connection with the execution of these contracts, the Company recorded (i) the fair value of the equity derivative contracts of $64,793 (in a net asset position), (ii) notes payable of $111,657, representing the fair value of the existing equity derivative contracts, in a liability position, and (iii) a discount on notes payable of $46,864.

DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS

Prepaid Forward Contracts

        The Company has entered into various transactions to limit the exposure against equity price risk on its shares of Comcast Corporation ("Comcast") common stock. The Company has monetized all of its stock holdings in Comcast through the execution of prepaid forward contracts, collateralized by an equivalent amount of the respective underlying stock. At maturity, the contracts provide for the option to deliver cash or shares of Comcast stock with a value determined by reference to the applicable stock price at maturity. These contracts, at maturity, are expected to offset declines in the fair value of these securities below the hedge price per share while allowing the Company to retain upside appreciation from the hedge price per share to the relevant cap price.

        The Company received cash proceeds upon execution of the prepaid forward contracts discussed above which has been reflected as collateralized indebtedness in the accompanying consolidated balance sheets. In addition, the Company separately accounts for the equity derivative component of the prepaid forward contracts. These equity derivatives have not been designated as hedges for accounting purposes. Therefore, the net fair values of the equity derivatives have been reflected in the accompanying consolidated balance sheets as an asset or liability and the net increases or decreases in the fair value of the equity derivative component of the prepaid forward contracts are included in gain (loss) on derivative contracts in the accompanying consolidated statement of operations.

        All of the Company's monetization transactions are obligations of its wholly-owned subsidiaries that are not part of the Restricted Group; however, CSC Holdings has provided guarantees of the subsidiaries' ongoing contract payment expense obligations and potential payments that could be due as a result of an early termination event (as defined in the agreements). If any one of these contracts were terminated prior to its scheduled maturity date, the Company would be obligated to repay the fair value of the collateralized indebtedness less the sum of the fair values of the underlying stock and equity collar, calculated at the termination date. As of December 31, 2016, the Company did not have an early termination shortfall relating to any of these contracts.

        The Company monitors the financial institutions that are counterparties to its equity derivative contracts and it diversifies its equity derivative contracts among various counterparties to mitigate exposure to any single financial institution. All of the counterparties to such transactions carry investment grade credit ratings as of December 31, 2016.

Interest Rate Swap Contracts

        In June 2016, the Company entered into two new fixed to floating interest rate swap contracts. One fixed to floating interest rate swap is converting $750,000 from a fixed rate of 1.6655% to six-month LIBO rate and a second tranche of $750,000 from a fixed rate of 1.68% to six-month LIBO rate. The objective of these swaps is to cover the exposure of the 2026 Senior Secured Notes to changes in the market interest rate. These swap contracts were not designated as hedges for accounting purposes. Accordingly, the changes in the fair value of these interest rate swap contracts are recorded through the statement of operations.

        The Company does not hold or issue derivative instruments for trading or speculative purposes.

        The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets:

		Asset Derivatives	Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at December 31, 2016	Fair Value at December 31, 2016
Prepaid forward contracts	Derivative contracts, current	$352	$13,158
Prepaid forward contracts	Derivative contracts, long-term	10,604	—
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	78,823

		$10,956	$91,981

        Unrealized and realized losses related to Company's equity derivative contracts related to the Comcast common stock for the year ended December 31, 2016 of $53,696, are reflected in loss on equity derivative contracts, net in the Company's consolidated statement of operations.

        For the year ended December 31, 2016, the Company recorded a gain on investments of $141,538, representing the net increase in the fair values of all investment securities pledged as collateral.

        For the year ended December 31, 2016, the Company recorded a net loss on interest rate swap contracts of $72,961.

Settlements of Collateralized Indebtedness

        The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts.

Number of shares(a)	5,337,750

Collateralized indebtedness settled	$(143,102)
Derivative contracts settled	—

(143,102)
Proceeds from new monetization contracts	179,388

Net cash receipt	$36,286

(a)	Share amounts were adjusted for the 2 for 1 stock split in February 2017.

        The cash was obtained from the proceeds of new monetization contracts covering an equivalent number of Comcast shares. The terms of the new contracts allow the Company to retain upside participation in Comcast shares up to each respective contract's upside appreciation limit with downside exposure limited to the respective hedge price.

        In January 2017, the Company settled collateralized indebtedness relating to 5,337,750 Comcast shares (adjusted for the 2 for 1 stock split in February 2017) by delivering cash equal to the collateralized loan value obtained from the proceeds of a new monetization contract covering an equivalent number of Comcast shares. Accordingly, the consolidated balance sheet of the Company as of December 31, 2016 reflect the reclassification of $184,286 of investment securities pledged as collateral from a current asset to a long-term asset and $150,036 of collateralized indebtedness from a current liability to a long-term liability.

Cablevision Systems Corporation And Subsidiaries
Derivatives, Fair Value [Line Items]
DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS

DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS

        The Company has entered into various transactions to limit the exposure against equity price risk on its shares of Comcast Corporation ("Comcast") common stock. The Company has monetized all of its stock holdings in Comcast through the execution of prepaid forward contracts, collateralized by an equivalent amount of the respective underlying stock. At maturity, the contracts provide for the option to deliver cash or shares of Comcast stock with a value determined by reference to the applicable stock price at maturity. These contracts, at maturity, are expected to offset declines in the fair value of these securities below the hedge price per share while allowing the Company to retain upside appreciation from the hedge price per share to the relevant cap price.

        The Company received cash proceeds upon execution of the prepaid forward contracts discussed above which has been reflected as collateralized indebtedness in the accompanying consolidated balance sheets. In addition, the Company separately accounts for the equity derivative component of the prepaid forward contracts. These equity derivatives have not been designated as hedges for accounting purposes. Therefore, the net fair values of the equity derivatives have been reflected in the accompanying consolidated balance sheets as an asset or liability and the net increases or decreases in the fair value of the equity derivative component of the prepaid forward contracts are included in gain (loss) on derivative contracts in the accompanying consolidated statements of operations.

        All of the Company's monetization transactions are obligations of its wholly-owned subsidiaries that are not part of the Restricted Group; however, CSC Holdings has provided guarantees of the subsidiaries' ongoing contract payment expense obligations and potential payments that could be due as a result of an early termination event (as defined in the agreements). If any one of these contracts were terminated prior to its scheduled maturity date, the Company would be obligated to repay the fair value of the collateralized indebtedness less the sum of the fair values of the underlying stock and equity collar, calculated at the termination date.

        The Company monitors the financial institutions that are counterparties to its equity derivative contracts and it diversifies its equity derivative contracts among various counterparties to mitigate exposure to any single financial institution.

        The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets:

		Asset Derivatives	Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at December 31, 2015
Prepaid forward contracts	Current derivative contracts	$10,333	$2,706
Prepaid forward contracts	Long-term derivative contracts	72,075	—

		$82,408	$2,706

        Unrealized and realized gains (losses) related to Company's equity derivative contracts related to the Comcast common stock for the period January 1, 2016 through June 20, 2016 and the years ended December 31, 2015 and 2014 of $(36,283), $104,927, and $(45,055), respectively, are reflected in gain (loss) on equity derivative contracts, net in the Company's consolidated statements of operations.

        For the period January 1, 2016 through June 20, 2016 and the years ended December 31, 2015 and 2014, the Company recorded a gain (loss) on investments of $129,510, $(33,935) and $129,832, respectively, representing the net increase (decrease) in the fair values of all investment securities pledged as collateral.

Settlements of Collateralized Indebtedness

        The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts.

	January 1 to June 20, 2016	Year Ended December 31, 2015
Number of shares(a)	10,802,118	26,815,368

Collateralized indebtedness settled	$(273,519)	$(569,562)
Derivative contracts settled	(8,075)	(69,675)

	(281,594)	(639,237)
Proceeds from new monetization contracts	337,149	774,703

Net cash receipt	$55,555	$135,466

(a)	Share amounts adjusted for the 2 for 1 stock split in February 2017.

        The cash was obtained from the proceeds of new monetization contracts covering an equivalent number of Comcast shares. The terms of the new contracts allow the Company to retain upside participation in Comcast shares up to each respective contract's upside appreciation limit with downside exposure limited to the respective hedge price.